Average Annual Total Returns (Growth Portfolio Annuity)	Growth Portfolio Growth Portfolio - Growth Portfolio 1/1/2014 - 12/31/2014	Russell 1000 Growth Index Growth Portfolio Growth Portfolio - Growth Portfolio 1/1/2014 - 12/31/2014	Standard & Poor's 500 Index Growth Portfolio Growth Portfolio - Growth Portfolio 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.79%	13.05%	13.69%
Five Years	15.11%	15.81%	15.45%
Ten Years	7.85%	8.49%	7.67%